Right of use assets and related lease liabilities - Narrative (Details)		1 Months Ended	12 Months Ended
	Sep. 26, 2019 vessel	Apr. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2020 vessel	Jan. 31, 2019 agreement	Apr. 30, 2017 USD ($) agreement
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels under fixed rate bareboat charter agreements | vessel				3
Number of vessels under variable rate bareboat charter agreements | vessel				18
Number of vessels | vessel			1
Number of vessels, purchase option exercised | vessel				18
Principal repayments recognized in consolidated cash flow statements | $			$ 0	$ 516,127,000	$ 79,502,000
Income from subleasing right-of-use assets | $			$ 0	136,600,000	$ 246,500,000
Trafigura transaction | From the latter of the date of the Trafigura Transaction or the delivery date of the respective vessel
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel	8
Modified agreement period	8 years
$670.0 Million Lease Financing
Disclosure of finance lease and operating lease by lessee [line items]
Principal repayments recognized in consolidated cash flow statements | $				459,100,000
Right-of-use assets, increase (decrease) in revaluation surplus | $				4,500,000
Increase (decrease) in liabilities arising from financing activities | $				$ 4,500,000
MR | Bareboat chartered-in product tankers | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | agreement							3	3
Vessels
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel			99	111
Vessels | Leasehold interest | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels	19
Vessels | $670.0 Million Lease Financing | STI Majestic
Disclosure of finance lease and operating lease by lessee [line items]
Principal repayments recognized in consolidated cash flow statements | $		$ 25,600,000
Vessels | MR
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel					13	13
Vessels | MR | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Leaseback, daily rate | $								$ 8,800